BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS [Abstract]
Goodwill
The changes in the carrying amount of goodwill are as follows:

(dollars in millions)	HVAC	Refrigeration	Fire & Security	Total
Balance as of January 1, 2020	$5,351	$1,228	$3,305	$9,884
Foreign currency translation	2	5	15	22
Balance as of September 30, 2020	$5,353	$1,233	$3,320	$9,906

The changes in the carrying amount of goodwill are as follows:

(dollars in millions)	HVAC	Refrigeration	Fire & Security	Total
Balance as of January 1, 2018	$5,472	$1,417	$3,176	$10,065
Goodwill resulting from business combinations	—	1	194	195
Foreign currency translation and other	(142)	(187)	(82)	(411)
Balance as of December 31, 2018	5,330	1,231	3,288	9,849
Foreign currency translation and other	21	(3)	17	35
Balance as of December 31, 2019	$5,351	$1,228	$3,305	$9,884

Intangible Assets
Identifiable intangible assets are comprised of the following:

	2019		2018
(dollars in millions)	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Amortized:
Customer relationships	$1,479	$(1,154)	$1,511	$(1,098)
Patents and trademarks	287	(201)	292	(189)
Monitoring lines	67	(52)	64	(46)
Service portfolios and other	629	(506)	631	(490)
	2,462	(1,913)	2,498	(1,823)
Unamortized:
Trademarks and other	534	—	539	—
Total	$2,996	$(1,913)	$3,037	$(1,823)

Estimated Future Amortization of Intangible Assets	The estimated future amortization of intangible assets is as follows:
(dollars in millions)	2020	2021	2022	2023	2024
Future amortization	$101	$91	$72	$63	$55